Inventories - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventories [Abstract]
Inventory write-offs	¥ 25,018	¥ 24,269	¥ 37,210